UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  12/31/02



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
                                          ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Diane Englert Christian

      --------------------------

Title:     Managing Partner

      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Englert Christian    Marblehead, MA  02/04/03

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   39

                                        -------


Form 13F Information Table Value Total:  $76,033
                                                              --------
 (thousands)










                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS                  COM              00724F101      704    28380 SH       SOLE                    28380
AMAZON COM INC COM             COM              023135106      493    26100 SH       SOLE                    26100
AMERICAN INTL GROUP COM        COM              026874107     1293    22348 SH       SOLE                    22348
AMGEN INC COM                  COM              031162100     1918    39685 SH       SOLE                    39685
AOL TIME WARNER                COM              02364J104     3611   275685 SH       SOLE                   275685
BANK NEW YORK INC COM          COM              064057102      206     8600 SH       SOLE                     8600
BRISTOL MYERS SQUIBB COM       COM              110122108      231    10000 SH       SOLE                    10000
CISCO SYS INC COM              COM              17275R102     4988   380767 SH       SOLE                   380767
CITIGROUP INC COM              COM              172967101     2954    83931 SH       SOLE                    83931
COCA COLA CO COM               COM              191216100      384     8750 SH       SOLE                     8750
DELL COMPUTER CORP COM         COM              247025109     1124    42025 SH       SOLE                    42025
DIEBOLD, INC.                  COM              253651103      771    18698 SH       SOLE                    18698
DUPONT PHOTOMASKS INC          COM              26613x101      222     9530 SH       SOLE                     9530
EXXON MOBIL CORP.              COM              30231G102      522    14930 SH       SOLE                    14930
FEDERAL NATL MTG ASSN COM      COM              313586109     2287    35550 SH       SOLE                    35550
GENERAL ELEC CO COM            COM              369604103     1547    63520 SH       SOLE                    63520
HOME DEPOT INC COM             COM              437076102     2394    99678 SH       SOLE                    99678
INTEL CORP COM                 COM              458140100     2715   174398 SH       SOLE                   174398
JOHNSON & JOHNSON COM          COM              478160104     2868    53390 SH       SOLE                    53390
KEYCORP NEW COM                COM              493267108      302    12000 SH       SOLE                    12000
MEDTRONIC INC COM              COM              585055106     2537    55630 SH       SOLE                    55630
MERCK & CO INC COM             COM              589331107     1144    20200 SH       SOLE                    20200
MICROSOFT CORP COM             COM              594918104     7585   146704 SH       SOLE                   146704
MINNESOTA MNG & MFG CO COM     COM              604059105    15094   122416 SH       SOLE                   122416
NETWORK APPLIANCE              COM              64120L104      134    13380 SH       SOLE                    13380
OPENWAVE COMMUNICATIONS        COM              683718100      189    94425 SH       SOLE                    94425
PFIZER INC COM                 COM              717081103     2060    67390 SH       SOLE                    67390
PNC BANK CORP.                 COM              693475105      419    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109      706     8215 SH       SOLE                     8215
QUALCOMM INC COM               COM              747525103     1901    52235 SH       SOLE                    52235
SCHWAB CHARLES CP NEW COM      COM              808513105     2003   184570 SH       SOLE                   184570
ST JUDE MED INC COM            COM              790849103     1169    29440 SH       SOLE                    29440
SYMANTEC CORP COM              COM              871503108     1117    27575 SH       SOLE                    27575
TARGET CORP.                   COM              87612E106      984    32800 SH       SOLE                    32800
UNITRIN INC.                   COM              913275103     1461    50000 SH       SOLE                    50000
VERIZON COMMUNICAITONS         COM              92343v104     1248    32194 SH       SOLE                    32194
WAL MART STORES INC COM        COM              931142103     2913    57678 SH       SOLE                    57678
ZIMMER HLDGS INC COM           COM              98956P102     1623    39095 SH       SOLE                    39095
ROCHESTER GAS & ELECTRIC 6.65% PFD              771367794      215     8000 SH       SOLE                     8000